Schedule of Investments
March 31, 2021 (unaudited)
Tactical Conservative Allocation Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 8.47%

Beverages - 0.20%
Coca Cola Co.			470	24,774
PepsiCo., Inc.			213	30,129

				54,903

Electromedical & Electrotherapeutic Apparatus - 0.07%
Masimo Corp. (2)			79	18,143

Electronic Computers - 0.61%
Apple, Inc.			1,383	168,933

Guided Missiles & Space Vehicles & Parts - 0.27%
Lockheed Martin Corp.			201	74,270

Hospital & Medical Service Plans - 0.27%
UnitedHealth Group, Inc.			199	74,042

Industrial Instruments For Measurement, Display, And Control - 0.07%
Danaher Corp.			86	19,357

National Commercial Banks. - 0.48%
Bank of America Corp.			1,423	55,056
JPMorgan Chase & Co.			153	23,291
Bank OZK			1,341	54,780

				133,127

Newspapers: Publishing Or Publishing & Printing - 0.07%
News Corp. Class A			707	17,979

Orthopedic, Prosthetic & Surgial Appliances & Supplies - 0.09%
Edwards Lifesciences Corp. (2)			302	25,259

Pharmaceutical Preparations - 0.10%
Johnson & Johnson			161	26,460

Real Estate Investment Trusts - 0.27%
American Tower Corp.			313	74,826

Retail-Catalog & Mail-Order Houses - 0.87%
Amazon.com, Inc. (2)			78	241,338

Security & Commodity Brokers, Dealers, Exchanges & Services. - 0.25%
CME Group, Inc. Class A			101	20,627
Intercontinental Exchange, Inc.			248	27,697
Tradeweb Markets, Inc. Class A			272	20,128

				68,452

Security Brokers, Dealers & Flotation Companies - 0.10%
Charles Schwab Corp. (2)			256	16,686
MarketAxess Holdings, Inc.			23	11,452

				28,138

Semiconductors & Related Devices - 0.95%
Advanced Micro Devices, Inc. (2)			718	56,363
NVIDIA Corp.			212	113,193
Taiwan Semiconductor Manufacturing Co. Ltd. ADR			776	91,785

				261,341

Services-Business Services, Nec. - 0.71%
Alibaba Group Holding Ltd. ADR (2)			324	73,460
Mastercard, Inc. Class A			252	89,725
PayPal Holdings, Inc. (2)			46	11,171
Visa, Inc. Class A			99	20,961

				195,317

Services-Computer Processing & Data Preparation - 0.11%
Verisk Analytics, Inc.			98	17,316
Workday, Inc. (2)			52	12,918

				30,234

Services-Computer Programming, Data Processing, Etc. - 0.93%
Alphabet, Inc. Class A (2)			64	132,001
Facebook, Inc. Class A (2)			258	75,989
The Trade Desk, Inc. Class A (2)			77	50,178

				258,168

Services-Miscellaneous Amusement & Recreation - 0.06%
Walt Disney Co. (2)			94	17,345

Services-Prepackaged Software - 1.51%
Adobe, Inc. (2)			172	81,764
Ansys, Inc. (2)			31	10,526
Intuit, Inc.			41	15,706
Microsoft Corp.			765	180,364
PTC, Inc. (2)			94	12,939
Square, Inc. Class A (2)			452	102,627
Tyler Technologies, Inc.			29	12,311

				416,237

Services-Video Tape Rental- 0.27%
Netflix, Inc. (2)			145	75,641

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.12%
Procter & Gamble Co.			239	32,368

Transportation Services - 0.04%
Booking Holdings, Inc. (2)			5	11,649

Wholesale-Groceries & Related Products - 0.06%
Sysco Corp.			218	17,165

Total Common Stocks			(Cost $ 2,106,511)	2,340,692

Corporate Bonds - 0.91% (2)

Security Brokers, Dealers & Flotation Companies - 0.91%
Morgan Stanley, 2.500%, 04/21/2021			250,000	250,245

Total Corporate Bonds			(Cost $ 250,056)	250,245

Exchanged Traded Funds - 85.33% (4)

Aberdeen Standard Physical Palladium Shares ETF (2)			861	210,816
American Century STOXX US Quality Value ETF			3,451	163,472
Direxion Russell 1000 Value Over Growth ETF (2)			2,831	162,387
First Trust Consumer Staples AlphaDEX Fund ETF			3,680	211,490
First Trust Dorsey Wright Momentum & Dividend ETF			5,557	162,591
First Trust Enhanced Short Maturity ETF			6,669	399,940
First Trust Large Cap Value AlphaDEX Fund ETF			2,231	142,011
First Trust Long/Short Equity ETF (2) (8)			2,004	91,062
First Trust Strategic Income ETF			43,685	2,133,138
First Trust Value Line Dividend Index Fund ETF			4,265	161,985
IQ Merger Arbitrage ETF			2,917	96,115
Invesco Buyback Achievers ETF			1,876	157,978
Invesco DB Commodity Index Tracking ETF (2) (8)			7,455	123,827
Invesco QQQ Trust Series 1 ETF			2,478	790,804
iShares 1-5 Year Investment Grade Corporate Bond ETF (8)			37,410	2,045,579
iShares 20+ Year Treasury Bond ETF			318	43,073
iShares Core MSCI Emerging Markets ETF (2) (8)			1,405	90,426
iShares Core S&P 500 ETF			242	96,272
iShares Core U.S. Aggregate Bond ETF (8)			3,205	364,825
iShares Edge MSCI USA Value Factor ETF			1,594	163,321
iShares MSCI EAFE ETF (2)			478	36,266
iShares MSCI Emerging Markets ETF (2)			436	23,256
iShares S&P 500 Value ETF			1,296	183,047
JPMorgan U.S. Aggregate Bond ETF			31,651	849,829
JPMorgan U.S. Minimum Volatility ETF			10,500	351,398
JPMorgan Ultra-Short Income ETF (8)			6,500	329,907
PGIM Ultra Short Bond ETF			39,282	1,958,208
ProShares Ultra QQQ ETF (2)			3,234	378,992
ProShares Ultra Russell 2000 ETF (2)			783	87,532
ProShares Ultra S&P500 ETF			3,647	373,125
ProShares VIX Short-Term Futures ETF (2)			4,735	44,272
Quadratic Interest Rate Volatility and Inflation Hedge ETF			3,585	102,459
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (2)			4,498	411,567
SPDR Bloomberg Barclays Convertible Securities ETF			7,180	598,453
SPDR Bloomberg Barclay High Yield Bond ETF			5,633	612,870
SPDR Dow Jones Global Real Estate ETF (8)			1,947	91,937
SPDR Gold Shares ETF (2)			196	31,352
SPDR S&P 500 ETF Trust (9)			6,360	2,520,659
SPDR S&P 600 Small Cap Value ETF			1,980	162,340
SPDR S&P Retail ETF			2,351	209,733
Vanguard FTSE ALL-World ex-US ETF (8)			2,235	135,620
Vanguard FTSE Developed Markets ETF (8)			3,681	180,774
Vanguard FTSE Emerging Markets ETF (8)			1,294	67,353
Vanguard Growth ETF (8)			326	83,795
Vanguard Large Cap ETF (8)			451	83,570
Vanguard Long-Term Bond ETF (8)			780	76,549
Vanguard Mid-Cap ETF (8)			443	98,054
Vanguard Russell 2000 ETF (8)			250	44,567
Vanguard Short-Term Bond ETF (8)			2,303	189,284
Vanguard Short-Term Inflation-Protected Securities ETF (8)			1,177	60,663
Vanguard Short-Term Corporate Bond Index Fund ETF (8)			23,172	1,911,690
Vanguard Total Bond Market ETF 8)			5,649	478,583
Vanguard Total International Bond ETF (8)			4,783	273,205
Vanguard Total Stock Market ETF (8)			2,372	490,269
Vanguard Value Index ETF (8)			696	91,496
Virtus InfraCap US Preferred Stock ETF			88,740	2,135,972

Total Exchange Traded Funds			(Cost $ 22,543,508)	23,569,758

Exchange Traded Note - 0.03% (5)

iPath Series B S&P 500 VIX Short-Term Futures ETN (2)			808	9,211

Total Exchange Traded Note			(Cost $ 11,863)	9,211

Money Market Registered Investment Companies - 5.02%

First American Treasury Obligations Fund Class X, 0.03% (3)			1,386,874	1,386,874

Total Money Market Registered Investment Companies			(Cost $ 1,386,874)	1,386,874

Total Investments - 101.83%			(Cost $ 32,492,892)	28,127,821

Liabilities in Excess of Other Assets - (1.83%)				(504,940)

Total Net Assets - 100.00%				27,622,881

Options

	Long (Short)		Notional Value of	Fair
	Contracts (7)	Expiration Date	Contracts ($) (6)	Value ($)

Call Options
SPDR S&P 500 ETF Trust, Strike $393.00	60	5/21/2021	2,358,000	68,340
SPDR S&P 500 ETF Trust, Strike $396.00	30	6/18/2021	1,188,000	36,330
SPDR S&P 500 ETF Trust, Strike $367.00	30	9/17/2021	1,101,000	118,410
SPDR S&P 500 ETF Trust, Strike $379.00	18	9/17/2021	682,200	54,261
SPDR S&P 500 ETF Trust, Strike $369.00	10	12/17/2021	369,000	42,000
SPDR S&P 500 ETF Trust, Strike $372.00	20	12/17/2021	744,000	82,060
SPDR S&P 500 ETF Trust, Strike $380.00	30	1/21/2022	1,140,000	109,620

	198		7,582,200	511,021

Put Options
SPDR S&P 500 ETF Trust, Strike $350.00	40	3/31/2021	1,400,000	80
SPDR S&P 500 ETF Trust, Strike $363.00	60	5/21/2021	2,178,000	15,300
SPDR S&P 500 ETF Trust, Strike $360.00	30	6/18/2021	1,080,000	13,530
SPDR S&P 500 ETF Trust, Strike $360.00	30	9/17/2021	1,080,000	31,110

	160		5,738,000	60,020

Call Options Written
SPDR S&P 500 ETF Trust, Strike $383.00	(40)	3/31/2021	(1,532,000)	(52,960)
SPDR S&P 500 ETF Trust, Strike $412.00	(60)	5/21/2021	(2,472,000)	(14,640)
SPDR S&P 500 ETF Trust, Strike $398.00	(30)	6/18/2021	(1,194,000)	(33,060)
SPDR S&P 500 ETF Trust, Strike $406.00	(18)	9/17/2021	(730,800)	(22,968)
SPDR S&P 500 ETF Trust, Strike $410.00	(30)	9/17/2021	(1,230,000)	(33,330)
SPDR S&P 500 ETF Trust, Strike $401.00	(30)	12/17/2021	(1,203,000)	(60,375)
SPDR S&P 500 ETF Trust, Strike $410.00	(30)	1/21/2022	(1,230,000)	(52,080)

	(238)		(9,591,800)	(269,413)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $295.00	(40)	3/31/2021	(1,180,000)	(40)
SPDR S&P 500 ETF Trust, Strike $393.00	(60)	5/21/2021	(2,358,000)	(48,300)
SPDR S&P 500 ETF Trust, Strike $396.00	(30)	6/18/2021	(1,188,000)	(37,230)
SPDR S&P 500 ETF Trust, Strike $367.00	(30)	9/17/2021	(1,101,000)	(34,740)
SPDR S&P 500 ETF Trust, Strike $322.00	(18)	9/17/2021	(579,600)	(9,540)
SPDR S&P 500 ETF Trust, Strike $294.00	(10)	12/17/2021	(294,000)	(5,480)
SPDR S&P 500 ETF Trust, Strike $298.00	(20)	12/17/2021	(596,000)	(11,710)
SPDR S&P 500 ETF Trust, Strike $305.00	(30)	1/21/2022	(915,000)	(21,900)

	(238)		(8,211,600)	(168,940)

Total Options			(Cost $ 124,678)	132,688

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (10)
Level 1 - Quoted Prices			$28,118,610	$(438,353)
Level 2 - Other Significant Observable Inputs			9,211	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$28,127,821	$(438,353)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(4) Exchange Traded Fund
(5) Exchange Traded Note
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at March 31, 2021 by 100.
(7) Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(8) All or a portion of this security is held as collateral for written options. Total value of collateral is $2,669,558.70 representing 9.7% of net assets.
(9) Subject to written options contracts.
(10) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
ADR - American Depository Receipt